OTHER PAYABLES (CURRENT AND NON-CURRENT)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
OTHER PAYABLES (CURRENT AND NON-CURRENT)

19.	OTHER PAYABLES (CURRENT AND NON-CURRENT)

The other payables classified in current and non-current liabilities are comprised as follows:

					Consolidated
	Ref.	Current		Non-current
		12/31/2025	12/31/2024	12/31/2025	12/31/2024
Related party liabilities	24.b	50,241	45,816		20,850
Derivative financial instruments	15	67,304		153,507	157,857
Dividends and interest on capital	15	358,040	61,965
Liabilities from business' combination (*)		377,411		470,890	94,404
Taxes in installments		30,727	56,226	88,906	103,955
Profit sharing - employees		327,663	235,789
Taxes payable				10,266	9,767
Provision for consumption and services		275,577	202,006
Trade payables	17			66,807	43,263
Lease liabilities	16	238,702	206,323	855,037	633,982
Concessions to be paid (*)	15	13,350	12,555	78,419	78,728
Other payables (*)		143,471	480,090	525,838	581,037
		1,882,486	1,300,770	2,249,670	1,723,843
(*)	For better presentation, the balances previously referred to as ‘Liabilities from business combinations’ and ‘Concession payable’ were disclosed within ‘Other payables’ in the prior period. The balance of third-party materials held by the Company is now presented within ‘Other payables’, and the balance of ‘Advances from customers’ is now presented in a separate note (see Note 18).